Selected Quarterly Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Information (Unaudited) [Abstract]
Selected Quarterly Information (Unaudited)

20. Selected Quarterly Information (Unaudited)

DPL
	For the 2011 periods ended (a)
$ in millions except per share amount	Predecessor				Successor
and common stock market price	March 31	June 30	September 30	November 27	December 31
Revenues	$480.6	$433.4	$497.5	$259.4	$156.9
Operating income	$100.9	$65.8	$112.9	$48.2	$6.1
Net income (loss)	$43.5	$31.7	$67.1	$8.2	$(6.2)

Earnings per share of common stock:
Basic	$0.38	$0.28	$0.58	$0.07	N/A
Diluted	$0.38	$0.28	$0.58	$0.07	N/A

Dividends declared per share	$0.3325	$0.3325	$0.3325	$0.5400	N/A

(a) Periods ended March 31, June 30, and September 30 represent three months then ended. Period ended November 27 represents approximately two months then ended and period ended December 31, represents approximately one month then ended.

	For the 2010 quarters ended
$ in millions except per share amount	Predecessor
and common stock market price	March 31	June 30	September 30	December 31
Revenues	$437.0	$434.1	$502.3	$458.0
Operating income	$126.0	$109.3	$144.6	$124.5
Net income	$71.0	$61.4	$86.4	$71.5

Earnings per share of common stock:
Basic	$0.61	$0.53	$0.75	$0.62
Diluted	$0.61	$0.53	$0.74	$0.62

Dividends declared and paid per share	$0.3025	$0.3025	$0.3025	$0.3025

Common stock market price - High	$28.47	$28.18	$26.65	$27.51
- Low	$26.51	$23.80	$23.95	$25.33